Stock-Based Compensation (Schedule of Unrecognized Compensation Costs and Amortization Periods) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Stock options	$ 1
Weighted-Average Service Years	3 months 18 days
Restricted shares and time-vested restricted share units
Share-based Compensation Arrangement by Share-based Payment Award
Total remaining unrecognized compensation costs, nonvested awards other than options	$ 68
Weighted-Average Service Years	1 year 3 months 18 days
Nonvested performance-based restricted share units
Share-based Compensation Arrangement by Share-based Payment Award
Total remaining unrecognized compensation costs, nonvested awards other than options	$ 23
Weighted-Average Service Years	1 year 7 months 6 days